Equity	6 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

NOTE 12 — EQUITY

(a)	Share Subdivision

On June 4, 2024, the then sole shareholder of the Company, Grande Holding Limited, approved a share subdivision of its issued and unissued shares at a ratio of 100,000 for one (1), pursuant to which each of the Company’s existing issued and unissued ordinary share, par value $1.00 per share, has been subdivided into 100,000 ordinary shares, par value $0.00001 per share, and all the subdivided shares be ranked pari passu in all respects with each other (the “Share Subdivision”).

(b)	Share Redesignation - dual class structure

On November 11, 2024, the Company passed board and shareholder resolutions and approved that (i) re-designate (a) 4,940,000,000 authorized but unissued ordinary shares of par value of $0.00001 each into 4,940,000,000 Class A Ordinary Shares of par value of $0.00001 each; and (b) 50,000,000 authorized but unissued ordinary shares of par value of $0.00001 each into 50,000,000 Class B Ordinary Shares of par value of $0.00001 each, and re-designate 8,560,000, 490,000, 480,000 and 470,000 ordinary shares of par value of $0.00001 owned by Grande Holding Limited, Beyond Worth Limited, Charming Apex Limited and Merleos Technology Limited each into 8,560,000, 490,000, 480,000 and 470,000 Class A Ordinary Shares of par value of $0.00001 each, respectively; and (ii) the Company issued 6,634,000, 379,750, 372,000 and 364,250 Class A Ordinary Shares of par value of $0.00001 each to Grande Holding Limited, Beyond Worth Limited, Charming Apex Limited and Merleos Technology Limited, respectively, and 5,000,000 Class B Ordinary Shares of par value of $0.00001 to Grande Holding Limited. Class A Ordinary Shares confer the right to one vote at a meeting of the members of the Company or on any resolution of members, while Class B Ordinary Shares confer the right to twenty votes at a meeting of the members of the Company or on any resolution of members. Both Class A and Class B Ordinary Shares confer the right to an equal share in any distribution by way of dividend paid by the Company. Class A Ordinary Shares and Class B Ordinary Shares are not convertible into each other. The Company also adopted an amended and restated memorandum and articles of association. The above events are collectively referred as the “Share Redesignation”.

The Company believe it is appropriate to reflect the above transactions of Share Subdivision and Share Redesignation on a retroactive basis and the Company has retroactively adjusted the shares and per share data for all periods presented.

(c)	Issuance of ordinary shares

On November 18, 2024, the Company further issued 6,634,000, 379,750, 372,000 and 364,250 Class A Ordinary Shares to Grande Holding Limited, Beyond Worth Limited, Charming Apex Limited and Merleos Technology Limited, respectively, and 5,000,000 Class B Ordinary Shares to Grande Holding Limited.

There were 17,750,000, 10,000,000 and 10,000,000 Class A Ordinary Shares issued and outstanding as of March 31, 2025 and 2024 and September 30, 2024, respectively, and there were 5,000,000, nil and nil Class B Ordinary Shares issued and outstanding as of March 31, 2025 and 2024 and September 30, 2024, respectively.

As discussed in Note 2 to these unaudited interim condensed consolidated financial statements, during the six months ended September 30, 2025, the Company completed its IPO and the subsequent exercise of the Over-allotment Option, resulting in the issuance of a total of 2,156,250 Class A Ordinary Shares. As a result, there were 19,906,250 Class A Ordinary Shares and 5,000,000 Class B Ordinary Shares issued and outstanding as of September 30, 2025.

(d)	Dividends

On June 25, 2024, the Company declared and made dividends of $0.077 per ordinary shares in the amount of $769,231 to its ordinary shareholders. For the six months ended September 30, 2025, no dividend was declared.

(e)	IPO and Over-allotment option

As discussed in Note 2 to these unaudited interim condensed consolidated financial statements, the Company completed its IPO during the six months ended September 30, 2025. In connection with the IPO, the Company issued 1,875,000 Class A ordinary shares at a public offering price of $5.00 per share.

Subsequently, the underwriter exercised its Over-allotment option in full, resulting in the issuance of an additional 281,250 Class A ordinary shares at the same offering price.

The IPO and the Over-allotment option generated total gross proceeds of $10,781,250, before deducting underwriting discounts, commissions and offering expenses. Total net proceeds of $8,621,139 were received and recorded as an increase to additional paid-in capital during the period.